Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Service Revenue	$ 1,396.4	$ 1,403.0	$ 1,319.1
Operating costs and expenses
Operating expenses (exclusive of items shown separately below)	866.6	896.1	832.8
Selling, general and administrative	152.6	154.9	170.9
Depreciation and amortization	259.1	271.4	278.9
Acquisition and development costs	1.4	0.1	1.2
Loss on disposal of assets and asset impairments	21.6	6.5	3.2
Expense	0.0	4.6	10.0
Total operating costs and expenses	1,301.3	1,333.6	1,297.0
Operating income	95.1	69.4	22.1
Other (expense) income
Interest expense	(138.0)	(141.5)	(163.1)
Other, net	(10.1)	(25.9)	0.3
Total other income (expense)	(148.1)	(167.4)	(162.8)
Loss from continuing operations before income taxes	(53.0)	(98.0)	(140.7)
Income tax benefit	(19.4)	(80.6)	(45.4)
Loss from continuing operations	(33.6)	(17.4)	(95.3)
Discontinued operations
Loss from discontinued operations before income tax	0.0	(0.7)	(29.6)
Income tax benefit	0.0	(1.0)	(7.1)
Discontinued operations, net	0.0	0.3	(22.5)
Net income (loss)	$ (33.6)	$ (17.1)	$ (117.8)
Loss attributable to common stockholder from continuing operations per share
Basic loss per share	$ (33,600)	$ (17,400)	$ (95,300)
Net loss attributable to common stockholder per share
Basic loss per share	$ (33,600)	$ (17,400)	$ (117,800)